Investment in NovoDX, a Related Party (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 24, 2024	Dec. 31, 2025	May 14, 2024
Common stock shares outstanding	13,110,000		14,761,925
Loss on investments			$ 500,000
Investments			$ 0
Common Stock [Member] | Novo DX Corporation [Member]
Restricted shares issued, price per share				$ 19.89
Novo DX Corporation [Member]
Common stock shares outstanding				25,134
Cost of investment				$ 500,000
Fair value of investment				$ 500,000